General company information	12 Months Ended
Dec. 31, 2022
General company information
General company information

1 General company information

Centogene N.V. (“the Company”) and its subsidiaries focus on providing data-driven answers to patients, physicians, and pharmaceutical companies for rare and neurodegenerative diseases. By integrating multiomic technologies with the CENTOGENE Biodatabank, we are able to provide dimensional analysis to guide the next generation of precision medicine. Our unique approach enables rapid and reliable diagnosis for patients, supports a more precise physician understanding of disease states, and accelerates and de-risks targeted pharmaceutical drug discovery, development, and commercialization.

On November 7, 2019, the Company completed an IPO and has since been listed on Nasdaq Global Market under stock code “CNTG”. We have historically conducted our business through Centogene AG (which is now known as Centogene GmbH), and therefore our historical financial statements present the results of operations and financial condition of Centogene AG and its controlled subsidiaries. In connection with our IPO, Centogene N.V. became the holding company of Centogene AG on November 12, 2019, and the historical consolidated financial statements of Centogene AG became the historical consolidated financial statements of Centogene N.V. Centogene N.V. is a public company with limited liability incorporated in the Netherlands, with registered office located at Am Strande 7 in 18055 Rostock, Germany and Dutch trade register number 72822872.

On March 5, 2020, the Company resolved that Centogene AG shall be converted into a German limited liability company and renamed Centogene GmbH. Such conversion became effective upon the registration in the German commercial register on June 29, 2020. Unless otherwise stated, “Centogene GmbH” also refers to the historical operations of Centogene AG throughout the notes.

In July 2020, the Company completed a follow-on public offering of 3,500,000 common shares of the Company (the “July 2020 Offering”), consisting of 2,000,000 common shares offered by the Company and 1,500,000 common shares offered by selling to shareholders at a price to the public of USD 14.00 per common share (i.e. EUR 12.71 per share). Aggregate offering proceeds, net of underwriting discounts, commissions and transaction costs, were EUR 22 million to the Company. On January 31, 2022, pursuant to a securities purchase agreement and a warrant agreement signed with certain investors, we received €15.0 million as consideration for the issuance by us of an aggregate of 4,479,088 common shares at a price per share of USD 3.73.